UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2017

Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/16 (Unaudited)

COMMON STOCKS (96.4%)(a)
		Shares	Value

Aerospace and defense (2.7%)

Airbus Group SE (France)		6,662	$396,010

Arconic, Inc.		3,885	111,577

General Dynamics Corp.		9,357	1,410,474

Northrop Grumman Corp.		12,414	2,842,806

TransDigm Group, Inc.(NON)		5,218	1,421,696

United Technologies Corp.		9,280	948,416

			7,130,979
Air freight and logistics (0.8%)

United Parcel Service, Inc. Class B		18,348	1,977,180

			1,977,180
Airlines (0.3%)

Southwest Airlines Co.		20,587	824,509

			824,509
Auto components (0.1%)

Adient PLC (Ireland)(NON)		8,487	386,243

			386,243
Banks (5.4%)

Bank of America Corp.		222,154	3,665,541

JPMorgan Chase & Co.		66,390	4,598,171

KeyCorp		109,987	1,553,016

Wells Fargo & Co.		94,880	4,365,429

			14,182,157
Beverages (3.9%)

Coca-Cola Co. (The)		27,608	1,170,579

Dr. Pepper Snapple Group, Inc.		22,054	1,936,121

Molson Coors Brewing Co. Class B		10,712	1,112,013

Monster Beverage Corp.(NON)		3,810	549,935

PepsiCo, Inc.		50,742	5,439,542

			10,208,190
Biotechnology (3.5%)

Amgen, Inc.		14,249	2,011,389

Biogen, Inc.(NON)		6,637	1,859,555

Celgene Corp.(NON)		26,396	2,697,143

Gilead Sciences, Inc.		36,105	2,658,411

			9,226,498
Building products (1.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)		5,009	177,068

Johnson Controls International PLC		72,882	2,938,602

			3,115,670
Capital markets (2.9%)

AllianceBernstein Holding LP		36,349	792,408

Ameriprise Financial, Inc.		7,906	698,811

Charles Schwab Corp. (The)		61,724	1,956,651

Goldman Sachs Group, Inc. (The)		12,613	2,248,141

Invesco, Ltd.		19,817	556,660

KKR & Co. LP		97,150	1,378,559

			7,631,230
Chemicals (2.7%)

Air Products & Chemicals, Inc.		3,445	459,632

Albemarle Corp.		5,321	444,570

Axalta Coating Systems, Ltd.(NON)		10,463	262,831

CF Industries Holdings, Inc.		16,491	395,949

Dow Chemical Co. (The)(S)		9,072	488,164

E.I. du Pont de Nemours & Co.		3,668	252,322

Ingevity Corp.(NON)		1,368	56,635

LANXESS AG (Germany)		5,479	350,830

Monsanto Co.		9,971	1,004,778

PPG Industries, Inc.		6,526	607,766

Praxair, Inc.		2,856	334,323

Sherwin-Williams Co. (The)		7,298	1,786,988

Sociedad Quimica y Minera de Chile SA ADR (Chile)		4,526	132,431

W.R. Grace & Co.		4,248	284,446

Yara International ASA (Norway)		3,510	124,047

			6,985,712
Commercial services and supplies (0.8%)

Rollins, Inc.		33,215	1,023,686

Stericycle, Inc.(NON)		4,590	367,613

Waste Connections, Inc. (Canada)		10,054	756,161

			2,147,460
Communications equipment (0.4%)

Cisco Systems, Inc.		35,076	1,076,132

			1,076,132
Construction materials (0.2%)

Martin Marietta Materials, Inc.		1,248	231,354

Vulcan Materials Co.		1,517	171,724

			403,078
Consumer finance (0.9%)

Oportun Financial Corp. (acquired 6/23/15, cost $133,158) (Private)(F)(RES)(NON)		46,722	119,842

Synchrony Financial		77,770	2,223,444

			2,343,286
Containers and packaging (0.5%)

Ball Corp.		6,982	538,103

RPC Group PLC (United Kingdom)		19,744	229,100

Sealed Air Corp.		11,007	502,249

			1,269,452
Distributors (0.5%)

LKQ Corp.(NON)		38,141	1,231,191

			1,231,191
Diversified consumer services (0.6%)

Bright Horizons Family Solutions, Inc.(NON)		11,239	752,001

Service Corp. International/US		28,267	723,635

			1,475,636
Diversified financial services (0.2%)

Berkshire Hathaway, Inc. Class B(NON)		918	132,467

Conyers Park Acquisition Corp. (Units)(NON)		22,161	236,679

Gores Holdings, Inc. Class A(NON)		20,348	231,764

			600,910
Diversified telecommunication services (2.1%)

AT&T, Inc.		103,085	3,792,497

Verizon Communications, Inc.		10,560	507,936

Zayo Group Holdings, Inc.(NON)		38,391	1,235,422

			5,535,855
Electric utilities (2.1%)

American Electric Power Co., Inc.		8,740	566,702

Edison International		11,441	840,685

Exelon Corp.		42,439	1,445,897

NextEra Energy, Inc.		11,180	1,431,040

PG&E Corp.		20,516	1,274,454

			5,558,778
Energy equipment and services (0.6%)

Baker Hughes, Inc.		5,957	330,018

FMC Technologies, Inc.(NON)		6,668	215,176

Halliburton Co.		580	26,680

Schlumberger, Ltd.		13,331	1,042,884

			1,614,758
Equity real estate investment trusts (REITs) (3.2%)

American Tower Corp.(R)		16,441	1,926,721

AvalonBay Communities, Inc.(R)		4,044	692,252

Boston Properties, Inc.(R)		5,415	652,399

Douglas Emmett, Inc. R		6,291	229,622

Equinix, Inc.(R)		2,032	725,993

Equity Lifestyle Properties, Inc.(R)		5,110	387,542

Essex Property Trust, Inc.(R)		1,241	265,686

Federal Realty Investment Trust(R)		2,369	344,050

Gaming and Leisure Properties, Inc.(R)		16,388	538,018

General Growth Properties(R)		17,729	442,339

Kimco Realty Corp.(R)		5,571	148,244

Pebblebrook Hotel Trust(R)(S)		5,852	142,087

Public Storage(R)		2,946	629,619

Simon Property Group, Inc.(R)		4,052	753,510

Ventas, Inc.(R)		9,356	633,869

			8,511,951
Food and staples retail (2.6%)

Costco Wholesale Corp.		11,146	1,648,159

CVS Health Corp.		15,645	1,315,745

Kroger Co. (The)		30,689	950,745

Wal-Mart Stores, Inc.		8,803	616,386

Walgreens Boots Alliance, Inc.		29,070	2,404,961

			6,935,996
Food products (1.6%)

JM Smucker Co. (The)		12,927	1,697,444

Kraft Heinz Co. (The)		16,208	1,441,702

Mead Johnson Nutrition Co.		6,470	483,762

Nomad Foods, Ltd. (United Kingdom)(NON)		21,494	264,161

Pinnacle Foods, Inc.		4,012	206,297

			4,093,366
Health-care equipment and supplies (2.5%)

Abbott Laboratories		18,441	723,625

Becton Dickinson and Co.		6,988	1,173,355

Boston Scientific Corp.(NON)		4,378	96,316

C.R. Bard, Inc.		4,150	899,222

Cooper Cos., Inc. (The)		2,466	434,115

Danaher Corp.		18,919	1,486,087

Edwards Lifesciences Corp.(NON)		2,230	212,341

Intuitive Surgical, Inc.(NON)		1,362	915,373

Medtronic PLC		8,865	727,107

			6,667,541
Health-care providers and services (0.7%)

Aetna, Inc.		1,990	213,627

Cardinal Health, Inc.		1,383	94,998

Cigna Corp.		1,550	184,187

Express Scripts Holding Co.(NON)		6,733	453,804

Henry Schein, Inc.(NON)		2,237	333,760

Humana, Inc.		1,781	305,495

UnitedHealth Group, Inc.		1,917	270,930

			1,856,801
Health-care technology (0.1%)

Castlight Health, Inc. Class B(NON)(S)		29,929	130,191

HTG Molecular Diagnostics, Inc.(NON)		2,329	5,031

			135,222
Hotels, restaurants, and leisure (1.5%)

Chipotle Mexican Grill, Inc.(NON)(S)		1,268	457,444

Hilton Worldwide Holdings, Inc.		39,685	896,881

Penn National Gaming, Inc.(NON)		48,087	621,765

Restaurant Brands International, Inc. (Canada)		7,905	351,535

Wynn Resorts, Ltd.		7,152	676,222

Yum! Brands, Inc.		11,832	1,020,865

			4,024,712
Household products (1.0%)

Colgate-Palmolive Co.		35,423	2,527,785

			2,527,785
Independent power and renewable electricity producers (0.6%)

Calpine Corp.(NON)		61,429	731,005

NRG Energy, Inc.		73,887	785,419

			1,516,424
Industrial conglomerates (0.4%)

Honeywell International, Inc.		5,163	566,278

Siemens AG (Germany)		5,171	587,230

			1,153,508
Insurance (3.0%)

American International Group, Inc.		39,574	2,441,716

Assured Guaranty, Ltd.		36,916	1,103,419

Chubb, Ltd.		12,819	1,628,013

Hartford Financial Services Group, Inc. (The)		34,257	1,511,076

Prudential PLC (United Kingdom)		66,791	1,090,984

			7,775,208
Internet and direct marketing retail (3.2%)

Amazon.com, Inc.(NON)		7,225	5,706,450

Ctrip.com International, Ltd. ADR (China)(NON)(S)		19,705	869,976

Delivery Hero Holding GmbH (acquired 6/12/15, cost $154,040) (Private) (Germany)(F)(RES)(NON)		20	135,230

Priceline Group, Inc. (The)(NON)		1,106	1,630,498

			8,342,154
Internet software and services (5.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		10,078	1,024,832

Alphabet, Inc. Class A(NON)		9,306	7,536,929

Criteo SA ADR (France)(NON)(S)		6,849	247,591

Facebook, Inc. Class A(NON)		37,731	4,942,384

GoDaddy, Inc. Class A(NON)(S)		10,089	361,085

Tencent Holdings, Ltd. (China)		23,500	622,274

Wix.com, Ltd. (Israel)(NON)		7,373	294,920

			15,030,015
IT Services (2.5%)

Computer Sciences Corp.		16,440	895,158

Fidelity National Information Services, Inc.		15,345	1,134,302

MasterCard, Inc. Class A		14,221	1,521,931

Visa, Inc. Class A		35,795	2,953,445

			6,504,836
Leisure products (0.1%)

Brunswick Corp.		6,999	304,457

			304,457
Life sciences tools and services (0.5%)

Agilent Technologies, Inc.		19,483	848,874

Illumina, Inc.(NON)		2,649	360,635

			1,209,509
Machinery (0.4%)

Fortive Corp.		15,057	768,660

KION Group AG (Germany)		5,701	344,330

			1,112,990
Media (2.9%)

CBS Corp. Class B (non-voting shares)		5,251	297,312

Charter Communications, Inc. Class A(NON)		7,424	1,855,183

Comcast Corp. Class A		36,680	2,267,558

DISH Network Corp. Class A(NON)		5,702	333,909

Live Nation Entertainment, Inc.(NON)		33,850	936,630

Time Warner, Inc.		13,463	1,198,072

Walt Disney Co. (The)		7,110	659,026

			7,547,690
Metals and mining (0.3%)

ArcelorMittal SA (France)(NON)		18,516	124,761

Barrick Gold Corp. (Canada)		4,435	78,012

Newmont Mining Corp.		8,020	297,061

Nucor Corp.		3,958	193,348

Steel Dynamics, Inc.		1,793	49,236

			742,418
Multi-utilities (0.3%)

Sempra Energy		6,835	732,029

			732,029
Multiline retail (0.3%)

Dollar General Corp.		11,961	826,385

			826,385
Oil, gas, and consumable fuels (7.1%)

Anadarko Petroleum Corp.		35,925	2,135,382

Apache Corp.		4,574	272,062

Cenovus Energy, Inc. (Canada)		112,181	1,618,357

Cheniere Energy, Inc.(NON)		14,865	560,411

Chevron Corp.		19,594	2,052,472

Cimarex Energy Co.		1,632	210,740

Concho Resources, Inc.(NON)		2,196	278,760

ConocoPhillips		47,189	2,050,362

Devon Energy Corp.		7,242	274,399

ENI SpA (Italy)		65,893	955,533

Enterprise Products Partners LP		6,862	173,197

EOG Resources, Inc.		17,384	1,571,861

Exxon Mobil Corp.		361	30,079

Hess Corp.		3,299	158,253

Kinder Morgan, Inc.		26,317	537,656

Marathon Oil Corp.		42,986	566,555

Occidental Petroleum Corp.		7,869	573,729

Pioneer Natural Resources Co.		5,847	1,046,730

Plains All American Pipeline LP		12,139	368,540

Range Resources Corp.		5,673	191,691

Royal Dutch Shell PLC Class A (United Kingdom)		37,452	934,474

Southwestern Energy Co.(NON)		5,291	54,973

Spectra Energy Corp.		6,220	260,058

Suncor Energy, Inc. (Canada)		27,087	813,152

Suncor Energy, Inc. (Canada)		20,185	605,716

Targa Resources Corp.		1,501	65,894

Williams Cos., Inc. (The)		6,997	204,312

			18,565,348
Paper and forest products (—%)

KapStone Paper and Packaging Corp.		6,490	117,729

			117,729
Personal products (0.7%)

Coty, Inc. Class A(NON)		49,605	1,140,419

Edgewell Personal Care Co.(NON)		9,993	753,472

			1,893,891
Pharmaceuticals (4.5%)

Allergan PLC(NON)		13,600	2,841,584

Bristol-Myers Squibb Co.		23,404	1,191,498

Eli Lilly & Co.		20,291	1,498,287

Jazz Pharmaceuticals PLC(NON)		2,244	245,651

Johnson & Johnson		10,335	1,198,757

Merck & Co., Inc.		34,496	2,025,605

Mylan NV(NON)		20,538	749,637

Pfizer, Inc.		66,808	2,118,482

			11,869,501
Real estate management and development (0.4%)

CBRE Group, Inc. Class A(NON)		7,314	188,409

RE/MAX Holdings, Inc. Class A		22,084	959,550

			1,147,959
Road and rail (1.3%)

Norfolk Southern Corp.		8,193	761,949

Union Pacific Corp.		29,255	2,579,706

			3,341,655
Semiconductors and semiconductor equipment (3.8%)

Analog Devices, Inc.		4,402	282,168

Applied Materials, Inc.		48,795	1,418,959

Broadcom, Ltd.		7,952	1,354,067

Micron Technology, Inc.(NON)		35,904	616,113

NVIDIA Corp.(S)		4,171	296,808

NXP Semiconductor NV(NON)		7,091	709,100

Qorvo, Inc.(NON)		22,025	1,225,691

QUALCOMM, Inc.		11,854	814,607

Skyworks Solutions, Inc.(S)		8,942	687,997

Sumco Corp. (Japan)		19,900	209,114

Texas Instruments, Inc.		27,755	1,966,442

Versum Materials, Inc.(NON)		1,722	39,089

Xilinx, Inc.		8,435	429,088

			10,049,243
Software (4.6%)

Activision Blizzard, Inc.		2,501	107,968

Adobe Systems, Inc.(NON)		13,858	1,489,874

Electronic Arts, Inc.(NON)		15,794	1,240,145

Ellie Mae, Inc.(NON)		2,500	264,725

Everbridge, Inc.(NON)		8,849	130,257

Microsoft Corp.		123,237	7,384,361

salesforce.com, Inc.(NON)		16,127	1,212,105

ServiceNow, Inc.(NON)		4,157	365,442

			12,194,877
Specialty retail (1.9%)

Five Below, Inc.(NON)		9,317	350,133

Home Depot, Inc. (The)		18,824	2,296,716

O'Reilly Automotive, Inc.(NON)		3,832	1,013,334

TJX Cos., Inc. (The)		18,672	1,377,060

			5,037,243
Technology hardware, storage, and peripherals (3.8%)

Apple, Inc.		80,692	9,161,774

HP, Inc.		47,807	692,723

Western Digital Corp.		4,235	247,493

			10,101,990
Textiles, apparel, and luxury goods (0.8%)

Hanesbrands, Inc.		41,206	1,058,994

NIKE, Inc. Class B		23,281	1,168,241

			2,227,235
Tobacco (0.6%)

Philip Morris International, Inc.		16,077	1,550,466

			1,550,466
Water utilities (0.3%)

American Water Works Co., Inc.		12,256	907,434

			907,434
Wireless telecommunication services (0.8%)

T-Mobile US, Inc.(NON)		41,118	2,044,798

			2,044,798

Total common stocks (cost $234,473,168)			$253,525,270

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
		Shares	Value

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $365) (Private)(F)(RES)(NON)		128	$328

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $6,955) (Private)(F)(RES)(NON)		2,208	6,260

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $16,334) (Private)(F)(RES)(NON)		3,209	14,700

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $23,689) (Private)(F)(RES)(NON)		4,654	21,320

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $13,286) (Private)(F)(RES)(NON)		2,420	11,957

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $40,105) (Private)(F)(RES)(NON)		5,222	36,094

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $112,481) (Private)(F)(RES)(NON)		39,467	101,233

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $142,232) (Private)(F)(RES)(NON)		49,906	128,009

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $206,805) (Private)(F)(RES)(NON)		72,632	186,125

Total convertible preferred stocks (cost $562,252)			$506,026

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.0%)(a)
		Principal amount	Value

U.S. Government Agency Mortgage Obligations (—%)

Federal National Mortgage Association Pass-Through Certificates 2.980%, 10/01/24(i)		$43,407	$47,574

			47,574

Total U.S. government and agency mortgage obligations (cost $47,574)			$47,574

SHORT-TERM INVESTMENTS (4.3%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.74%(d)(AFF)	Shares	4,272,175	$4,272,175

Putnam Short Term Investment Fund 0.50%(AFF)	Shares	6,676,330	6,676,330

U.S. Treasury Bills 0.294%, 11/25/16(SEGSF)		$151,000	150,983

U.S. Treasury Bills 0.106%, 11/3/16		11,000	11,000

State Street Institutional Liquid Reserves Fund Trust Class 0.38%(P)		240,000	240,000

Total short-term investments (cost $11,350,476)			$11,350,488

TOTAL INVESTMENTS

Total investments (cost $246,433,470)(b)			$265,429,358

FORWARD CURRENCY CONTRACTS at 10/31/16 (aggregate face value $19,114,641) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	12/21/16	$2,455,170	$2,662,772	$207,602
	Canadian Dollar	Sell	1/18/17	216,796	221,465	4,669
Barclays Bank PLC
	Canadian Dollar	Sell	1/18/17	642,180	656,000	13,820
	Swiss Franc	Buy	12/21/16	1,069,072	1,072,377	(3,305)
	Swiss Franc	Sell	12/21/16	1,069,072	1,062,567	(6,505)
Citibank, N.A.
	Euro	Sell	12/21/16	2,846,336	2,948,823	102,487
Credit Suisse International
	Canadian Dollar	Sell	1/18/17	468,804	478,806	10,002
	Swiss Franc	Buy	12/21/16	1,069,072	1,062,513	6,559
	Swiss Franc	Sell	12/21/16	1,069,072	1,071,098	2,026
Goldman Sachs International
	Euro	Buy	12/21/16	734,606	747,120	(12,514)
	Euro	Sell	12/21/16	734,606	731,165	(3,441)
HSBC Bank USA, National Association
	British Pound	Sell	12/21/16	42,033	45,526	3,493
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	1/18/17	1,876,184	1,917,137	40,953
	Swiss Franc	Buy	12/21/16	138,131	137,827	304
State Street Bank and Trust Co.
	Euro	Buy	12/21/16	1,771,768	1,801,899	(30,131)
	Euro	Sell	12/21/16	1,771,768	1,763,506	(8,262)
	Israeli Shekel	Sell	1/18/17	719,810	734,040	14,230

Total						$341,987

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
units	797	$—	12/15/20	1 month USD-LIBOR-BBA minus 0.58%	Russell 2000 Total Return Index	$71,028

Total		$—	$71,028

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2016 through October 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $263,019,826.
(b)	The aggregate identified cost on a tax basis is $246,705,990, resulting in gross unrealized appreciation and depreciation of $31,086,818 and $12,363,450, respectively, or net unrealized appreciation of $18,723,368.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $761,098, or 0.3% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC *	$3,482,925	$13,834,875	$13,045,625	$6,798	$4,272,175
	Putnam Short Term Investment Fund **	8,035,293	10,880,663	12,239,626	9,558	6,676,330
	Totals	$11,518,218	$24,715,538	$25,285,251	$16,356	$10,948,505
* No management fees are charged to Putnam Cash Collateral Pool, LLC.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $4,272,175, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,157,863.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $231,249 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to a basket of securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $24,163 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $20,998 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$31,267,716	$—	$135,230
Consumer staples	27,209,694	—	—
Energy	20,180,106	—	—
Financials	32,412,949	—	119,842
Health care	30,965,072	—	—
Industrials	20,803,951	—	—
Information technology	54,125,705	831,388	—
Materials	9,518,389	—	—
Real estate	9,659,910	—	—
Telecommunication services	7,580,653	—	—
Utilities	8,714,665	—	—
Total common stocks	252,438,810	831,388	255,072
Convertible preferred stocks	—	—	506,026
U.S. government and agency mortgage obligations	—	47,574	—
Short-term investments	6,916,330	4,434,158	—

Totals by level	$259,355,140	$5,313,120	$761,098

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$341,987	$—
Total return swap contracts	—	71,028	—

Totals by level	$—	$413,015	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$406,145	$64,158
Equity contracts	71,028	—

Total	$477,173	$64,158

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$22,900,000
OTC total return swap contracts (notional)		$4,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Total

	Assets:
	OTC Total return swap contracts*#	$—	$—	$—	$—	$71,028	$—	$—	$—	$71,028
	Forward currency contracts#	212,271	13,820	102,487	18,587	—	3,493	41,257	14,230	406,145

	Total Assets	$212,271	$13,820	$102,487	$18,587	$71,028	$3,493	$41,257	$14,230	$477,173

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	—	9,810	—	—	15,955	—	—	38,393	64,158

	Total Liabilities	$—	$9,810	$—	$—	$15,955	$—	$—	$38,393	$64,158

	Total Financial and Derivative Net Assets	$212,271	$4,010	$102,487	$18,587	$55,073	$3,493	$41,257	$(24,163)	$413,015
	Total collateral received (pledged)##†	$167,574	$—	$102,487	$—	$—	$—	$—	$(20,998)
	Net amount	$44,697	$4,010	$—	$18,587	$55,073	$3,493	$41,257	$(3,165)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 27, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 27, 2016